Related party transactions - Amounts Due To And From Related Parties (Details) - Total for all related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Trade payables – related parties, accrued expenses, and other current liabilities to related parties	$ 1,109,876	$ 722,968
Interest-bearing current liabilities - related parties	100,662	73,814
Other non-current interest-bearing liabilities - related parties	1,410,258	1,413,257
Interest expense related to trade payables and financing liabilities - related parties	140,838	92,034	$ 37,946
Trade receivables – related parties, accrued income – related parties, and other current assets - related parties	83,396	223,207
Volvo Cars
Disclosure of transactions between related parties [line items]
Trade payables – related parties, accrued expenses, and other current liabilities to related parties	562,676	494,170
Interest-bearing current liabilities - related parties	16,999	10,628
Other non-current interest-bearing liabilities - related parties	1,064,068	1,049,828
Interest expense related to trade payables and financing liabilities - related parties	104,455	87,942	8,823
Trade receivables – related parties, accrued income – related parties, and other current assets - related parties	21,713	167,989
Geely
Disclosure of transactions between related parties [line items]
Trade payables – related parties, accrued expenses, and other current liabilities to related parties	528,711	195,255
Interest-bearing current liabilities - related parties	28,688	18,308
Other non-current interest-bearing liabilities - related parties	346,190	363,429
Interest expense related to trade payables and financing liabilities - related parties	32,244	1,902	28,403
Trade receivables – related parties, accrued income – related parties, and other current assets - related parties	45,029	44,979
Polestar Times Technology
Disclosure of transactions between related parties [line items]
Trade payables – related parties, accrued expenses, and other current liabilities to related parties	10,016	30,668
Volvo Car Financial Services UK
Disclosure of transactions between related parties [line items]
Interest-bearing current liabilities - related parties	54,975	44,878
Other related parties
Disclosure of transactions between related parties [line items]
Trade payables – related parties, accrued expenses, and other current liabilities to related parties	8,473	2,875
Interest expense related to trade payables and financing liabilities - related parties	4,139	2,190	$ 720
Trade receivables – related parties, accrued income – related parties, and other current assets - related parties	$ 16,654	$ 10,239